Note 9 - Employee Benefits - Restricted Stock Activity (Details) - Restricted Stock [Member] - The 2017 Stock Incentive Plan [Member]	12 Months Ended
Oct. 31, 2025 $ / shares shares
Beginning Balance (in shares) | shares	482,973
Beginning Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 2.85
Granted (in shares) | shares	36,228
Granted, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.07
Vested (in shares) | shares	(117,636)
Vested, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.22
Forfeited (in shares) | shares	(6,934)
Forfeited, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 2.76
Ending Balance (in shares) | shares	394,631
Ending Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 2.76